Note 33	12 Months Ended
Dec. 31, 2021
Commitments and guarantees given [Abstract]
Disclosure of Commitments and guarantees given [Text Block]	Commitments and guarantees given
The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Commitments and guarantees given (Millions of Euros)
	Notes	2021	2020	2019
Loan commitments given	7.2.2	119,618	132,584	130,923
Of which: impaired		171	265	270
Central banks		—	—	—
General governments		3,483	2,919	3,117
Credit institutions		16,085	11,426	11,742
Other financial corporations		4,583	5,862	4,578
Non-financial corporations		59,475	71,011	65,475
Households		35,991	41,366	46,011
Financial guarantees given	7.2.2	11,720	10,665	10,984
Of which: impaired (*)		245	290	224
Central banks		—	1	—
General governments		162	132	125
Credit institutions		312	339	995
Other financial corporations		1,026	587	583
Non-financial corporations		10,039	9,376	8,986
Households		181	231	295
Other commitments given	7.2.2	34,604	36,190	39,209
Of which: impaired (*)		541	477	506
Central banks		2	124	1
General governments		212	199	521
Credit institutions		4,266	5,285	5,952
Other financial corporations		1,753	2,902	2,902
Non-financial corporations		28,224	27,496	29,682
Households		147	182	151
Total	7.2.2	165,941	179,440	181,116
(*) In December 2020, it includes the balance of the Group's businesses in the United States included in the USA Sale (see Notes 1.3, 3 and 21). Non-performing financial guarantees given amounted to €786, €767 and €731 million, respectively, as of December 31, 2021, 2020 and 2019.
As of December 31, 2021, the provisions for loan commitments, financial guarantees and other commitments, recorded in the consolidated balance sheet amounted to €272 million, €164 million and €256 million, respectively (see Note 24).
Since a significant portion of the amounts above will expire without any payment being made by the consolidated entities, the aggregate balance of these commitments cannot be considered to be the actual future requirement for financing or liquidity to be provided by the BBVA Group to third parties.
In the years 2021, 2020 and 2019, no issuance of debt securities carried out by associates of the BBVA Group, joint venture entities or non-Group entities have been guaranteed,